ENTITIES IN THE GROUP (Details)	12 Months Ended
Dec. 31, 2022
Disclosure of subsidiaries
Name of parent entity	TORM plc
Country of incorporation	United Kingdom
TORM A/S
Disclosure of subsidiaries
Name of subsidiary	TORM A/S
Country of incorporation of subsidiary	Denmark
Proportion of ownership interest in subsidiary	100.00%
DK Vessel HoldCo GP ApS
Disclosure of subsidiaries
Name of subsidiary	DK Vessel HoldCo GP ApS 2)
Country of incorporation of subsidiary	Denmark
Proportion of ownership interest in subsidiary	100.00%
DK Vessel HoldCo K/S
Disclosure of subsidiaries
Name of subsidiary	DK Vessel HoldCo K/S 2)
Country of incorporation of subsidiary	Denmark
Proportion of ownership interest in subsidiary	100.00%
OCM Singapore Njord Holdings Alice, Pte. Ltd
Disclosure of subsidiaries
Name of subsidiary	OCM Singapore Njord Holdings Alice, Pte. Ltd 2)
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%
OCM Singapore Njord Holdings Almena, Pte. Ltd
Disclosure of subsidiaries
Name of subsidiary	OCM Singapore Njord Holdings Almena, Pte. Ltd 3)
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%
OCM Singapore Njord Holdings Hardrada, Pte. Ltd
Disclosure of subsidiaries
Name of subsidiary	OCM Singapore Njord Holdings Hardrada, Pte. Ltd
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%
OCM Singapore Njord Holdings St.Michaelis Pte. Ltd
Disclosure of subsidiaries
Name of subsidiary	OCM Singapore Njord Holdings St.Michaelis Pte. Ltd 3)
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%
OCM Singapore Njord Holdings St. Gabriel Pte. Ltd
Disclosure of subsidiaries
Name of subsidiary	OCM Singapore Njord Holdings St. Gabriel Pte. Ltd 3)
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%
OCM Singapore Njord Holdings Agnete, Pte. Ltd
Disclosure of subsidiaries
Name of subsidiary	OCM Singapore Njord Holdings Agnete, Pte. Ltd 3)
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%
OCM Singapore Njord Holdings Alexandra, Pte. Ltd
Disclosure of subsidiaries
Name of subsidiary	OCM Singapore Njord Holdings Alexandra, Pte. Ltd 2)
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%
OMI Holding Ltd.
Disclosure of subsidiaries
Name of subsidiary	OMI Holding Ltd. 3)
Country of incorporation of subsidiary	Mauritius
Proportion of ownership interest in subsidiary	100.00%
TORM Crewing Service Ltd.
Disclosure of subsidiaries
Name of subsidiary	TORM Crewing Service Ltd. 3)
Country of incorporation of subsidiary	Bermuda
Proportion of ownership interest in subsidiary	100.00%
TORM Shipping India Private Limited
Disclosure of subsidiaries
Name of subsidiary	TORM Shipping India Private Limited 4)
Country of incorporation of subsidiary	India
Proportion of ownership interest in subsidiary	100.00%
TORM Singapore Pte. Ltd.
Disclosure of subsidiaries
Name of subsidiary	TORM Singapore Pte. Ltd.
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%
TORM USA LLC
Disclosure of subsidiaries
Name of subsidiary	TORM USA LLC
Country of incorporation of subsidiary	USA
Proportion of ownership interest in subsidiary	100.00%
VesselCo 1 K/S
Disclosure of subsidiaries
Name of subsidiary	VesselCo 1 K/S 1)
Country of incorporation of subsidiary	Denmark
Proportion of ownership interest in subsidiary	100.00%
VesselCo 3 K/S
Disclosure of subsidiaries
Name of subsidiary	VesselCo 3 K/S 1)
Country of incorporation of subsidiary	Denmark
Proportion of ownership interest in subsidiary	100.00%
VesselCo 5 K/S
Disclosure of subsidiaries
Name of subsidiary	VesselCo 5 K/S 1)
Country of incorporation of subsidiary	Denmark
Proportion of ownership interest in subsidiary	100.00%
VesselCo 6 K/S
Disclosure of subsidiaries
Name of subsidiary	VesselCo 6 K/S 1)
Country of incorporation of subsidiary	Denmark
Proportion of ownership interest in subsidiary	100.00%
VesselCo 6 Pte. Ltd.
Disclosure of subsidiaries
Name of subsidiary	VesselCo 6 Pte. Ltd. 2)
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%
VesselCo 7 Pte. Ltd.
Disclosure of subsidiaries
Name of subsidiary	VesselCo 7 Pte. Ltd. 1)
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%
VesselCo 8 Pte. Ltd.
Disclosure of subsidiaries
Name of subsidiary	VesselCo 8 Pte. Ltd. 3)
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%
VesselCo 9 Pte. Ltd.
Disclosure of subsidiaries
Name of subsidiary	VesselCo 9 Pte. Ltd.
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%
VesselCo 10 Pte. Ltd.
Disclosure of subsidiaries
Name of subsidiary	VesselCo 10 Pte. Ltd.
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%
VesselCo 11 Pte. Ltd.
Disclosure of subsidiaries
Name of subsidiary	VesselCo 11 Pte. Ltd. 3)
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%
VesselCo 12 Pte. Ltd.
Disclosure of subsidiaries
Name of subsidiary	VesselCo 12 Pte. Ltd.
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%
TORM SHIPPING (PHILS.), INC.
Disclosure of subsidiaries
Name of subsidiary	TORM SHIPPING (PHILS.), INC.
Country of incorporation of subsidiary	Philippines
Proportion of ownership interest in subsidiary	25.00%
Percentage of voting rights held in subsidiaries	100.00%
VesselCo A ApS
Disclosure of subsidiaries
Name of subsidiary	VesselCo A ApS 1)
Country of incorporation of subsidiary	Denmark
Proportion of ownership interest in subsidiary	100.00%
VesselCo C ApS
Disclosure of subsidiaries
Name of subsidiary	VesselCo C ApS 1)
Country of incorporation of subsidiary	Denmark
Proportion of ownership interest in subsidiary	100.00%
VesselCo E ApS
Disclosure of subsidiaries
Name of subsidiary	VesselCo E ApS 1)
Country of incorporation of subsidiary	Denmark
Proportion of ownership interest in subsidiary	100.00%
VesselCo F ApS
Disclosure of subsidiaries
Name of subsidiary	VesselCo F ApS 1)
Country of incorporation of subsidiary	Denmark
Proportion of ownership interest in subsidiary	100.00%
Marine Exhaust Technology A/S
Disclosure of subsidiaries
Name of subsidiary	Marine Exhaust Technology A/S
Country of incorporation of subsidiary	Denmark
Proportion of ownership interest in subsidiary	75.00%
ME Production A/S
Disclosure of subsidiaries
Name of subsidiary	ME Production A/S
Country of incorporation of subsidiary	Denmark
Proportion of ownership interest in subsidiary	75.00%
Marine Exhaust Technology (Hong Kong) Ltd
Disclosure of subsidiaries
Name of subsidiary	Marine Exhaust Technology (Hong Kong) Ltd
Country of incorporation of subsidiary	China
Proportion of ownership interest in subsidiary	59.00%
Suzhou ME Production Technology Co, Ltd.
Disclosure of subsidiaries
Name of subsidiary	Suzhou ME Production Technology Co, Ltd.
Country of incorporation of subsidiary	China
Proportion of ownership interest in subsidiary	75.00%